Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Deferred income tax expense (benefit)		$ 0
Deferred tax assets change in valuation allowance		23,802
Decreased deferred tax assets valuation allowance	$ 6,037
Current Income Tax Expense	377
Deferred tax assets, operating loss carryforwards, domestic	298,282	340,350
Payroll tax liability capped per year	250
Income tax reconciliation tax credit research	$ 250
Income tax credit carryforward expiration period	20 years
Percentage of cumulative changes in ownership interest subject to annual limitation	50.00%
Period of cumulative changes in ownership interest	3 years
U.S. federal [Member]
Income Taxes [Line Items]
Research and development tax credits carryforwards	$ 6,395	6,824
Orphan Drug Credit [Member] | U.S. federal [Member]
Income Taxes [Line Items]
Research and development tax credits carryforwards	2,162
Expiration Through 2039 [Member]
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards, state	277,626	316,668
Expiration Through 2033 [Member] | State [Member]
Income Taxes [Line Items]
Research and development tax credits carryforwards	$ 2,482	$ 2,084